UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2020

Date of reporting period: October 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
October 31, 2019
	(Unaudited	)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%

	Shares	Value

Austria — 2.2%
ANDRITZ	24,440	$1,097,949

Brazil — 0.6%
Cia de Saneamento de Minas Gerais-
COPASA *	19,000	322,154

Canada — 3.5%
Chemtrade Logistics Income Fund	58,471	463,915
Stantec	61,765	1,317,741

		1,781,656

Finland — 1.5%
Uponor	56,006	731,447

France — 5.2%
Veolia Environnement	99,174	2,607,048

Germany — 1.2%
Norma Group	17,016	625,513

Hong Kong — 5.7%
Beijing Enterprises Water Group	2,330,000	1,219,125
China Everbright International	955,000	722,714
China Water Affairs Group	1,010,580	773,803
SIIC Environment Holdings	1,023,000	173,634

		2,889,276

India — 1.0%
Jain Irrigation Systems	865,709	183,690
VA Tech Wabag	113,119	314,260

		497,950

Japan — 5.5%
Kurita Water Industries	94,600	2,750,663

Mexico — 2.1%
Orbia Advance	484,400	1,048,549

Netherlands — 4.1%
Aalberts	19,832	797,598
Arcadis	63,352	1,250,619

		2,048,217

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
October 31, 2019
	(Unaudited	)

COMMON STOCK — continued

	Shares	Value
Philippines — 2.2%
Manila Water	897,600	$350,939
Metro Pacific Investments	7,936,000	750,671

		1,101,610

South Korea — 3.5%
Woongjin Coway	22,195	1,751,258

Sweden — 3.1%
Alfa Laval	67,848	1,567,664

Switzerland — 1.4%
Sulzer	6,938	700,481

United Kingdom — 8.0%
Costain Group	158,096	342,000
Pennon Group	133,358	1,551,602
United Utilities Group	191,078	2,153,863

		4,047,465

United States — 45.0%

Health Care — 5.7%
Agilent Technologies	21,599	1,636,124
Danaher	8,880	1,223,842

		2,859,966

Industrials — 31.1%
Evoqua Water Technologies *	62,069	1,078,139
Fortune Brands Home & Security	22,322	1,340,436
Franklin Electric	6,981	375,927
Granite Construction	27,406	645,137
Lindsay	4,376	413,138
Mueller Water Products, Cl A	123,742	1,447,781
Pentair	46,785	1,940,174
PICO Holdings *	121,503	1,309,802
Roper Technologies	4,219	1,421,634
SPX *	33,858	1,541,893
Valmont Industries	14,370	1,971,420
Xylem	28,860	2,213,273

		15,698,754

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS
AQUARIUS FUND
October 31, 2019
	(Unaudited	)

COMMON STOCK — continued

	Shares	Value
United States — continued

Information Technology — 0.7%
Itron *	4,847	$369,632

Utilities — 7.5%
Aqua America	36,944	1,674,672
Consolidated Water	39,095	685,726
Middlesex Water	9,787	658,176
SJW Group	10,199	737,898

		3,756,472

		22,684,824

TOTAL COMMON STOCK (Cost $44,347,244)		48,253,724

TOTAL INVESTMENTS — 95.8% (Cost $44,347,244)		$48,253,724

Percentages are based on Net Assets of $50,389,689.

*	Non-income producing security.

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semiannual financial statements.

KBI-QH-001-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: December 27, 2019